SCHEDULE OF INTANGIBLE ASSETS (Details)	12 Months Ended
Dec. 31, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Intangible assets, cost, beginning balance	$ 3
Intangible assets, cost, additions	35,006
Intangible assets, cost, ending balance	35,009
Accumulated amortization	3,501
Accumulated amortization, ending balance	3,501
Intangible assets, net	3
Intangible assets, net	31,508
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost, beginning balance
Intangible assets, cost, additions	35,006
Intangible assets, cost, ending balance	35,006
Accumulated amortization, beginning balance	(0)
Accumulated amortization	3,501
Accumulated amortization, ending balance	3,501
Intangible assets, net
Intangible assets, net	31,505
HealthTab [member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost, beginning balance	1
Intangible assets, cost, additions
Intangible assets, cost, ending balance	1
Accumulated amortization, beginning balance	(0)
Accumulated amortization
Accumulated amortization, ending balance
Intangible assets, net	1
Intangible assets, net	1
Corozon [member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost, beginning balance	1
Intangible assets, cost, additions
Intangible assets, cost, ending balance	1
Accumulated amortization, beginning balance
Accumulated amortization
Accumulated amortization, ending balance
Intangible assets, net	1
Intangible assets, net	1
Emerald [member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost, beginning balance	1
Intangible assets, cost, additions
Intangible assets, cost, ending balance	1
Accumulated amortization, beginning balance
Accumulated amortization
Accumulated amortization, ending balance
Intangible assets, net	1
Intangible assets, net	$ 1